Note 9 - Income Taxes (Details) - Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets
Allowance for Loan Losses	$ 2,925,328	$ 2,992,787
Other Real Estate	537,914	1,178,278
Deferred Compensation	308,128	287,365
Investments	340,000	340,000
Goodwill	212,190	256,714
Other	418,165	427,924
	4,741,725	5,483,068
Deferred Tax Liabilities
Premises and Equipment	(1,183,309)	(1,299,216)
Other	(4,185)	(4,185)
	(1,187,494)	(1,303,401)
Deferred Tax Assets (Liabilities) on Unrealized Securities Gains (Losses)	2,284,362	2,495,896
Net Deferred Tax Assets	$ 5,838,593	$ 6,675,563